Inventories (Tables)	12 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
Inventories	Inventories consisted of the following:
	Years ended March 31,
	2021	2020

Raw materials	$—	$112,960
Work in progress	—	42,734
Finished goods	1,487,683	69,185